ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Mar. 31, 2025
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Qilian International Holding Group Limited (“Qilian International”, or “the Company”) is a Cayman Islands exempted company incorporated on February 7, 2019 as a holding company to develop business opportunities in the People’s Republic of China (“PRC” or “China”).

On October 18, 2024, shareholders approved the change of our company name to BGM Group Ltd at an extraordinary meeting of shareholders. Effective on October 30, 2024, the Company changed our name to “BGM Group Ltd.”

BGM Group Ltd has a strategic focus on the technology fields of AI application, intelligent robots, algorithmic computing power, cloud computing, and biopharmaceuticals.

On November 27, 2024, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with CISG Holdings Ltd, a company incorporated under the laws of the British Virgin Islands and wholly owned by AIX Inc. (NASDAQ: AIFU) (the “Seller”), Patriton Limited, a company incorporated under the laws of British Virgin Islands (the “Target Company”), GM Management Company Limited, a company incorporated under the laws of Hong Kong, DuXiaoBao Intelligent Technology (Shenzhen) Co., Ltd., RONS Intelligent Technology (Beijing) Co., Ltd. (“RONS Intelligent”), Shenzhen Xinbao Investment Management Co., Ltd. (“Shenzhen Xinbao”), Fanhua RONS Insurance Sales & Service Co., Ltd. (“RONS Sales”) and Shenzhen Baowang E-commerce Co., Ltd. (“Shenzhen Baowang”), all of which are companies with limited liability incorporated under the laws of the People’s Rublic of China.

Pursuant to the Transaction Agreement, BGM Group Ltd agreed to purchase from the Seller, 100% of the equity interest of the Target Company, for a consideration of 69,995,661 Class A ordinary shares with a par value of US$0.00833335 per share of the Company (the “Consideration Shares”), at a purchase price of US$2.0 per share of the Consideration Shares. Under the Transaction Agreement, the Seller undertook to conduct a series of restructuring and reorganization arrangements (the “Reorganization”) and upon the completion of such Reorganization and immediately prior to the closing, each of RONS Intelligent, Shenzhen Xinbao, RONS Sales and Shenzhen Baowang will become a wholly owned subsidiary of the Target Company.

The issuance of 69,995,661 Class A ordinary shares was completed on December 27, 2024 and the transaction has been completed.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition as of December 27, 2024:

Items	Amount
Assets
Cash and cash equivalent	$2,146,491
Accounts receivable, net	4,603,565
Other current assets	10,380,773
Property and equipment, net	157,626
Operating lease right of use assets	181,922
Deferred tax assets	174,138
Liabilities
Insurance premium payables	979,989
Accounts payable	4,039,426
Taxes payable	34,243
Operating lease liabilities, current	181,922
Accrued expenses and other payables	7,662,537
Total net assets	$4,746,398

In the field of biopharmaceuticals, the group’s biopharmaceutical division mainly produces oxytetracycline API, crude heparin sodium, and licorice preparations, which are widely supplied to the global animal husbandry, pharmaceutical, and drug retail markets. The group deeply integrates AI-assisted decision-making into every link of production and manufacturing, achieving supply chain optimization, process efficiency improvement, and market trend prediction. This provides scientific decision-making basis for the management and offers high-quality products and precise services for consumers.

Qilian International (Hong Kong) Holdings Ltd (“Qilian HK”) is a wholly-owned subsidiary of Qilian International formed in accordance with the laws and regulations of Hong Kong on January 30, 2019.

Qilian International is a holding company whose only asset is 100% of the equity interest in Qilian HK. Qilian HK is a holding company whose only asset is 100% of the equity interest in Qilian International Trading (Chengdu) Co., Ltd. (“Qilian Chengdu”) and Qilian Shan International Trade (Hainan) Co., Ltd. (“Hainan Trading”), and 51% ownership in Zhongqiao Youguan E-Commerce service Co., Ltd. (“Zhongqiao”), collectively the “WFOE”), which are wholly foreign-owned entities organized under the laws of the PRC. Qilian International and Qilian HK do not have any substantive operations of their own but conduct their primary business operations through Qilian Chengdu and Hainan Trading’s variable interest entity, Gansu Qilianshan Pharmaceutical Co., Ltd (“Gansu QLS”, or the “VIE”).

BGM (Hubei) Health Biological industry Co, LTD is a wholly-owned subsidiary of Qilian HK formed on September 12, 2024. BGM Brand Operation Management (Hubei) Co., Ltd. was founded on December 2, 2024, and is a wholly-owned subsidiary of BGM (Hubei) Health Biological Industry Co., Ltd.

Gansu QLS was established in August 2006 under the laws of the PRC with initial capital of approximately $0.27 million. After several registered capital increases and capital contributions, the registered and paid capital of Gansu QLS was approximately $12 million as of September 30, 2024 and 2023. Over the years, Gansu QLS has established seven subsidiaries:

	Ownership as of	Ownership as of
	September 30,	September 30,
	2024	2024
Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, “Moshangfa”)	100%	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	79.71%	79.51%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%	100%
Tibet Samen Trading Co., Ltd (“Samen”) (1)	—%	—%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)	79.71%	79.51%
Chongqing Shengfu Biological Technology Co., Ltd (“Chongqing”)	79.71%	79.51%
(1)	Samen was dissolved in June 2023, the business of which continues via the operation of the Company’s other subsidiaries.

On May 20, 2019, Qilian International, through its WFOE, Qilian Chengdu, entered into a series of agreements with Gansu QLS and its shareholders, including an Exclusive Services Agreement, Call Option Agreement, Shareholders’ Voting Rights Proxy and Equity Pledge Agreement, Powers of Attorney, and the Spousal Consents (collectively “VIE agreements”). These contractual arrangements oblige Qilian Chengdu to absorb a majority of the risk of loss from Gansu QLS’s activities and entitle Qilian Chengdu to receive a majority of their residual returns. In essence, Qilian Chengdu has gained certain level of control over Gansu QLS. In addition, 99.214% of Gansu QLS’s shareholders have pledged their equity interest in Gansu QLS to Qilian Chengdu on September 30, 2022 and 2021, irrevocably granted Qilian Chengdu an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Gansu QLS, and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Qilian Chengdu. Through these contractual arrangements, Qilian Chengdu holds 99.214% of the variable interests of Gansu QLS on September 30, 2022 and 2021.

To optimize its corporate structure, Chengdu Trading and Gansu QLS executed certain exclusive service termination agreement (the “Service Termination Agreement”) to terminate certain contractual service arrangements between Chengdu Trade and Gansu QLS. As a result of the aforementioned termination, Chengdu Trade will no longer have contractual control over, nor receive the economic benefits of Gansu QLS. In connection with such termination, Qilian Shan International Trade (Hainan) Co., Ltd (“Hainan Trading”), a wholly-owned subsidiary of Qilian International (Hong Kong) Holdings Limited, entered into a certain exclusive service agreement with Gansu QLS, through which Hainan Trade obtained contractual control over Gansu QLS. The terms of these agreement are identical to the VIE agreement. The Service Termination Agreement and the new service agreement with Hainan Trading became effective on December 1, 2022.

Based on these contractual arrangements, Gansu QLS is considered as a VIE of Qilian Chengdu and Hainan Trading under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 810 (“ASC 810”), “Consolidation of Variable Interest Entities, an Interpretation of ARB No.51”, because the equity investors in Gansu QLS do not have the characteristics of a controlling financial interest. In addition, Qilian Chengdu and Hainan Trading are the primary beneficiary of Gansu QLS, and, as such, Gansu QLS’s books and records are consolidated into those of WFOE. Risks in relation to the VIE structure are discussed under “Risks and Uncertainties” below.

As the above entities were under common control before and after the consummation of the VIE agreements, the restructuring was accounted for as a reorganization of entities under common control and the consolidation of Qilian International and its subsidiaries, the VIE and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Qilian International, its subsidiaries, the VIE and VIE’s subsidiaries are principally engaged in the development, manufacture, marketing, and sale of licorice products, oxytetracycline products, traditional Chinese medicine derivatives (“TCMD”) product, heparin product, sausage casings, and fertilizers.